Angel Oak Mortgage Trust 2021-1 ABS-15G

Exhibit 99.18

Client Name:
Client Project Name:	AOMT 2021-1
Start - End Dates:	10/4/2018 - 11/9/2018
Deal Loan Count:	2

Rating Agency ATR QM Data Fields

Loans in Report:	2

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
2021010246	ATR/QM: Not Applicable	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.8366	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
2021010014	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	No	Yes	11176.25	XXXXXX	5.4568	Employed	Employed	U.S. Citizen	U.S. Citizen	Yes	30266.98